LOOMIS SAYLES HIGH INCOME FUND
                        LOOMIS SAYLES CORE PLUS BOND FUND

    SUPPLEMENT DATED JULY 1, 2004 TO THE CDC NVEST INCOME FUNDS STATEMENT OF
            ADDITIONAL INFORMATION - PART I DATED FEBRUARY 1, 2004,
                       AS SUPPLEMENTED FROM TIME TO TIME


EFFECTIVE JULY 1, 2004, THE TABLE IN THE SECTION ENTITLED "FUND CHARGES AND EXPENSES; ADVISORY FEES" IS REVISED AS FOLLOWS WITH RESPECT TO THE LOOMIS SAYLES HIGH INCOME FUND:

                                Advisory fee payable by Fund to Loomis Sayles
FUND                            (AS A % OF AVERAGE DAILY NET ASSETS OF THE FUND)
----                            ------------------------------------------------
High Income Fund                                    0.60%

EFFECTIVE JULY 1, 2004, THE FOLLOWING TEXT IS ADDED AS THE LAST PARAGRAPH IN THE SUB-SECTION ENTITLED "ADVISORY FEES":

     Loomis Sayles has given a binding undertaking to the Core Plus Bond Fund to limit the amount of its total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.15%, 1.90%, 1.90% and 0.90% of the Fund's average daily net assets for Classes A, B, C and Y shares, respectively. This undertaking is in effect through January 31, 2005 and will be reevaluated on an annual basis thereafter.


                                                                      SP233-0704

                     LOOMIS SAYLES INTERNATIONAL EQUITY FUND

    SUPPLEMENT DATED JULY 1, 2004 TO THE CDC NVEST EQUITY FUNDS STATEMENT OF
             ADDITIONAL INFORMATION PART I DATED FEBRUARY 1, 2004,
                    AS MAY BE SUPPLEMENTED FROM TIME TO TIME

EFFECTIVE JULY 1, 2004, THE LAST PARAGRAPH IN THE SECTION ENTITLED "FUND CHARGES AND EXPENSES; ADVISORY FEES" IS REPLACED WITH THE FOLLOWING TEXT:

     Loomis Sayles has given binding undertakings to each Fund limiting total annual fund operating expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, as follows: to Loomis Sayles Growth Fund to limit the amount of its total annual fund operating expenses to 1.10%, 1.85%, 1.85% and 0.85% of the Fund's average daily net assets for Classes A, B, C and Y shares, respectively; to Loomis Sayles International Equity Fund to limit the amount of its total annual fund operating expenses to 1.40%, 2.15%, 2.15% and 1.00% of average daily net assets for Classes A, B, C and Y shares, respectively; and to Loomis Sayles Research Fund to limit the amount of its total annual fund operating expenses to 1.25%, 2.00%, 2.00% and 0.85% of average daily net assets for Classes A, B, C and Y shares, respectively. The binding undertakings for each Fund are in effect through January 31, 2005 and will be reevaluated on an annual basis thereafter.


                                                                      SP234-0704

   SUPPLEMENT DATED JULY 1, 2004 TO THE STATEMENT OF ADDITIONAL INFORMATION -
       PART II FOR CDC NVEST FUNDS TRUST I, CDC NVEST FUNDS TRUST II AND
                 LOOMIS SAYLES FUNDS II DATED FEBRUARY 1, 2004,
                       AS SUPPLEMENTED FROM TIME TO TIME


EFFECTIVE JULY 1, 2004, THE SECOND PARAGRAPH IN THE SECTION ENTITLED "MANAGEMENT OF THE TRUSTS; TRUSTEE FEES" IS REPLACED WITH THE FOLLOWING TEXT:

     Each Independent Trustee receives, in the aggregate, a retainer fee at the annual rate of $50,000 and meeting attendance fees of $5,000 for each meeting of the Board of Trustees that he or she attends. Each committee chairman receives an additional retainer fee at the annual rate of $7,000. Each Committee member is compensated $3,750 per Committee meeting that he or she attends. These fees are allocated among the mutual fund portfolios in the CDC Nvest and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio. In addition, for oversight of the AEW Real Estate Income Fund each Trustee receives a retainer fee at the annual rate of $2,000 and meeting attendance fees of $375 for each meeting of the Board of Trustees that he or she attends. Each committee member receives an additional retainer fee at the annual rate of $2,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $2,000 fee) at the annual rate of $1,000. The retainer fees for AEW Real Estate Income Fund assume four Committee meetings per year. Each Trustee is compensated $200 per Committee meeting that he or she attends in excess of four per year.

THE SIXTH PARAGRAPH IN THE SECTION ENTITLED "MANAGEMENT OF THE TRUSTS; DISTRIBUTION AGREEMENTS AND RULE 12B-1 PLANS" IS DELETED.







                                                                      SP235-0704

   SUPPLEMENT DATED JULY 1, 2004 TO THE LOOMIS SAYLES INSTITUTIONAL FUNDS AND RETAIL FUNDS STATEMENTS OF ADDITIONAL INFORMATION FOR LOOMIS SAYLES FUNDS I
            AND LOOMIS SAYLES FUNDS II, EACH DATED FEBRUARY 1, 2004,
                  EACH AS MAY BE SUPPLEMENTED FROM TIME TO TIME

EFFECTIVE JULY 1, 2004, THE SECOND PARAGRAPH IN THE SECTION ENTITLED "MANAGEMENT OF THE TRUSTS; TRUSTEE FEES" IS REPLACED WITH THE FOLLOWING TEXT:

     Each Independent Trustee receives, in the aggregate, a retainer fee at the annual rate of $50,000 and meeting attendance fees of $5,000 for each meeting of the Board of Trustees that he or she attends. Each committee chairman receives an additional retainer fee at the annual rate of $7,000. Each Committee member is compensated $3,750 per Committee meeting that he or she attends. These fees are allocated among the mutual fund portfolios in the CDC Nvest and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio. In addition, for oversight of the AEW Real Estate Income Fund each Trustee receives a retainer fee at the annual rate of $2,000 and meeting attendance fees of $375 for each meeting of the Board of Trustees that he or she attends. Each committee member receives an additional retainer fee at the annual rate of $2,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $2,000 fee) at the annual rate of $1,000. The retainer fees for the AEW Real Estate Income Fund assume four Committee meetings per year. Each Trustee is compensated $200 per Committee meeting that he or she attends in excess of four per year.


                                                                    LSSAI02-0704